RELATED PARTIES - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
RELATED PARTIES - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) [Line Items]
Repayment from a shareholder, net	[1]	$ (1,514,364)	$ 0
Payment made on behalf of the Company by a shareholder and amount due to a shareholder	[2]	(4,295)	0
Total for all related parties [member]
RELATED PARTIES - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) [Line Items]
Repayment from a shareholder, net	[1]	(1,722,000)	(207,636)
Payment made on behalf of the Company by a shareholder and amount due to a shareholder	[2]	$ (69,149)	$ (64,854)

[1]	**It represented loan and advance from shareholder which net off with the repayment for operational purpose. On September 10, 2024, Hong Ye Group Private Limited entered into a loan agreement with the CEO, Fu Xiaowei. The loan amounted to S$450,000 which equal to $336,331 with 8% per annum interest-bearing was due on December 9, 2024 and extended to be repayable on demand. As of June 30, 2025, S$238,354 which equal to $178,146 repayment were made. Except the loan, others were advances.
[2]	The CEO paid the interest of convertible note on behalf of the Company on March 1, 2023 with an amount of $59,559.